As filed with the Securities and Exchange Commission on May 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Aerospace & Defense - 1.5%
Hexcel Corporation (a)	614,875	$14,763,149

Air Freight & Logistics - 1.1%
UTI Worldwide, Inc. (b)	608,525	10,484,886

Auto Components - 1.5%
Group 1 Automotive, Inc.	262,125	14,723,561

Banks - 6.0%
Community Bank System, Inc.	249,200	7,171,976
First Horizon National Corporation	1,019,375	10,581,112
Home Bancshares Inc.	278,725	7,416,872
Prosperity Bancshares, Inc.	232,425	10,645,065
Texas Capital Bancshares, Inc. (a)	332,225	11,501,630
Umpqua Holdings Corporation	812,550	11,018,178
		58,334,833
Capital Markets - 1.3%
Greenhill & Co., Inc.	281,550	12,286,842

Commercial Services & Supplies - 1.2%
Insperity, Inc.	384,525	11,781,846

Communications Equipment - 6.1%
Brocade Communications Systems, Inc. (a)	1,875,275	10,782,831
Ciena Corporation (a)	639,675	10,356,338
Infinera Corporation (a)	1,043,500	8,473,220
Ixia (a)	601,575	7,513,672
Loral Space & Communications Inc. (a)	120,475	9,589,810
NICE Systems Limited - ADR (a) (b)	316,025	12,419,783
		59,135,654
Consumer Finance - 2.5%
Cash America International, Inc.	249,700	11,968,121
First Cash Financial Services, Inc. (a)	293,076	12,570,030
		24,538,151
Containers & Packaging - 1.0%
Silgan Holdings Inc.	225,575	9,970,415

Diversified Consumer Services - 1.1%
American Public Education Inc. (a)	271,350	10,311,300

Electrical Equipment & Instruments - 4.8%
Belden Inc.	294,325	11,157,861
Franklin Electric Co., Inc.	210,665	10,337,331
Thermon Group Holdings Inc. (a)	246,250	5,035,812
II-VI, Incorporated (a)	398,600	9,426,890
Woodward Inc.	259,325	11,106,890
		47,064,784
Electronic Equipment & Instruments - 3.5%
Anixter International Inc. (a)	168,400	12,214,052
Maxwell Technologies, Inc. (a)	419,075	7,681,645
Mercury Computer Systems, Inc. (a)	530,200	7,025,150
National Instruments Corporation	268,000	7,643,360
		34,564,207

Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	160,925	7,223,923
CARBO Ceramics Inc.	111,800	11,789,310
		19,013,233
Health Care Equipment & Supplies - 6.6%
Cyberonics, Inc. (a)	220,100	8,392,413
DexCom Inc. (a)	700,900	7,310,387
Endologix, Inc. (a)	647,575	9,486,974
MWI Veterinary Supply, Inc. (a)	141,275	12,432,200
PerkinElmer, Inc.	353,925	9,789,565
Zoll Medical Corporation (a)	187,225	17,342,652
		64,754,191
Health Care Providers & Services - 5.2%
Catalyst Health Solutions, Inc. (a)	185,195	11,802,477
Computer Programs and Systems, Inc.	200,075	11,308,239
Health Management Associates Inc. - Class A (a)	892,285	5,996,155
HMS Holdings Corporation (a)	349,060	10,894,163
Team Health Holdings, Inc. (a)	517,425	10,638,258
		50,639,292
Household Durables - 1.3%
Select Comfort Corporation (a)	397,525	12,875,835

Industrial Conglomerates - 0.8%
Raven Industries, Inc.	131,725	8,036,542

Insurance - 1.2%
AmTrust Financial Services, Inc.	452,664	12,167,608

Internet Software & Services - 3.6%
Acme Packet, Inc. (a)	219,575	6,042,704
The Active Network, Inc. (a)	650,445	10,946,989
LivePerson, Inc. (a)	544,450	9,130,426
LogMeIn, Inc. (a)	267,625	9,428,429
		35,548,548
Machinery - 7.7%
Actuant Corporation - Class A	385,950	11,188,691
Astec Industries, Inc. (a)	285,575	10,417,776
Chart Industries, Inc. (a)	154,900	11,358,817
CLARCOR Inc.	208,325	10,226,674
EnPro Industries, Inc. (a)	245,250	10,079,775
The Middleby Corporation (a)	112,050	11,337,219
Westport Innovations Inc. (a) (b)	248,246	10,158,226
		74,767,178
Marine - 1.1%
Kirby Corporation (a)	160,925	10,587,256

Media - 0.8%
Cinemark Holdings, Inc.	363,300	7,974,435

Metals & Mining - 3.6%
Carpenter Technology Corporation	284,775	14,873,798
Commercial Metals Company	555,600	8,233,992
Haynes International, Inc.	190,903	12,093,705
		35,201,495

Oil & Gas & Consumable Fuels - 6.7%
Approach Resources Inc. (a)	467,553	17,276,083
Gulfport Energy Corporation (a)	347,370	10,115,415
Kodiak Oil & Gas Corporation (a) (b)	772,625	7,695,345
Northern Oil & Gas, Inc. (a)	344,225	7,139,227
Oasis Petroleum Inc. (a)	313,200	9,655,956
Rosetta Resources, Inc. (a)	286,628	13,975,981
		65,858,007
Real Estate - 0.8%
FirstService Corporation (a) (b)	256,684	7,864,798

Semiconductor Equipment & Products - 1.4%
Cirrus Logic, Inc. (a)	584,475	13,910,505

Software - 5.7%
ACI Worldwide, Inc. (a)	196,275	7,903,994
Aspen Technology, Inc. (a)	653,500	13,416,355
Interactive Intelligence Group, Inc. (a)	357,850	10,918,004
MicroStrategy Incorporated - Class A (a)	84,112	11,775,680
Pegasystems Inc.	314,533	12,002,579
		56,016,612
Specialty Retail - 8.5%
bebe stores, inc.	522,375	4,821,521
DSW Inc. - Class A	183,800	10,066,726
Genesco Inc. (a)	178,525	12,791,316
GNC Holdings, Inc. - Class A	307,525	10,729,547
Hibbett Sports Inc. (a)	248,478	13,554,475
Monro Muffler Brake, Inc.	269,633	11,187,073
Sonic Automotive, Inc. - Class A	687,950	12,321,185
Vera Bradley, Inc. (a)	258,825	7,813,927
		83,285,770
Textiles, Apparel & Luxury Goods - 2.9%
The Children's Place Retail Stores, Inc. (a)	149,555	7,727,507
Crocs, Inc. (a)	531,400	11,116,888
The Warnaco Group, Inc. (a)	159,775	9,330,860
		28,175,255
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial Inc.	908,575	10,775,699

Trading Companies & Distributors - 2.5%
Kaman Corporation	230,150	7,813,593
WESCO International, Inc. (a)	258,600	16,889,166
		24,702,759
Wireless Telecommunication Services - 0.8%
Leap Wireless International, Inc. (a)	853,900	7,454,547

TOTAL COMMON STOCKS
(Cost $692,020,768)		937,569,193

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds (c) - 4.1%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	10,761,189	10,761,189
Federated Government Obligations Fund - Institutional Shares, 0.01%	28,806,984	28,806,984

TOTAL SHORT-TERM INVESTMENTS
(Cost $39,568,173)		39,568,173

Total Investments - 100.0%			977,137,366
	(Cost $731,588,941)
Other Assets in Excess of Liabilities - 0.0%			360,722
TOTAL NET ASSETS - 100.0%			$977,498,088

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$731,588,941
	Gross unrealized appreciation	$254,529,246
	Gross unrealized depreciation	(8,980,821)
	Net unrealized appreciation	$245,548,425

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Small-Mid Cap Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Aerospace & Defense - 4.5%
BE Aerospace, Inc. (a)	21,045	$977,961
Hexcel Corporation (a)	29,680	712,617
		1,690,578
Air Freight & Logistics - 1.8%
UTI Worldwide, Inc. (b)	39,000	671,970

Auto Components - 1.4%
Gentex Corporation	21,935	537,408

Banks - 3.8%
Comerica Incorporated	21,925	709,493
Prosperity Bancshares, Inc.	15,825	724,785
		1,434,278
Capital Markets - 3.9%
Affiliated Managers Group, Inc. (a)	7,255	811,181
Lazard Ltd - Class A (b)	22,925	654,738
		1,465,919
Chemicals - 2.2%
FMC Corporation	7,650	809,829

Communications Equipment - 7.0%
Brocade Communications Systems, Inc. (a)	125,675	722,631
Ciena Corporation (a)	35,175	569,483
NICE Systems Limited - ADR (a) (b)	18,250	717,225
Riverbed Technology, Inc. (a)	22,600	634,608
		2,643,947
Consumer Finance - 1.6%
Cash America International, Inc.	12,275	588,341

Containers & Packaging - 3.4%
Rock-Tenn Company - Class A	9,825	663,777
Silgan Holdings Inc.	14,175	626,535
		1,290,312
Distributors - 1.9%
LKQ Corporation (a)	22,900	713,793

Electrical Equipment & Instruments - 5.3%
AMETEK, Inc.	13,520	655,855
Belden Inc.	19,900	754,408
Woodward Inc.	13,550	580,347
		1,990,610
Electronic Equipment & Instruments - 5.5%
Anixter International Inc. (a)	9,275	672,716
National Instruments Corporation	21,075	601,059
Trimble Navigation Limited (a)	14,400	783,648
		2,057,423
Energy Equipment & Services - 3.8%
CARBO Ceramics Inc.	6,350	669,608
Core Laboratories N.V. (b)	5,665	745,344
		1,414,952

Health Care Equipment & Supplies - 3.4%
IDEXX Laboratories, Inc. (a)	7,325	640,571
PerkinElmer, Inc.	23,325	645,170
		1,285,741
Health Care Providers & Services - 5.4%
Catalyst Health Solutions, Inc. (a)	11,925	759,980
HMS Holdings Corporation (a)	22,670	707,531
Team Health Holdings, Inc. (a)	27,180	558,821
		2,026,332
Insurance - 1.9%
AmTrust Financial Services, Inc.	27,000	725,760

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	18,625	683,538

Leisure Equipment & Products - 2.3%
Polaris Industries Inc.	12,040	868,686

Machinery - 2.1%
Valmont Industries, Inc.	6,710	787,821

Marine - 1.8%
Kirby Corporation (a)	10,000	657,900

Metals & Mining - 1.5%
Carpenter Technology Corporation	11,000	574,530

Oil & Gas & Consumable Fuels - 7.1%
Gulfport Energy Corporation (a)	19,000	553,280
Oasis Petroleum Inc. (a)	20,025	617,371
Rosetta Resources, Inc. (a)	16,575	808,196
SM Energy Company	10,035	710,177
		2,689,024
Semiconductor Equipment & Products - 1.9%
Cirrus Logic, Inc. (a)	30,710	730,898

Software - 5.9%
ANSYS, Inc. (a)	11,250	731,475
Nuance Communications, Inc. (a)	25,650	656,127
TIBCO Software Inc. (a)	27,640	843,020
		2,230,622
Specialty Retail - 9.7%
Dick's Sporting Goods, Inc.	19,150	920,731
GNC Holdings, Inc. - Class A	26,736	932,819
Tractor Supply Company	11,335	1,026,497
Ulta Salon, Cosmetics & Fragrance, Inc.	8,350	775,632
		3,655,679
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corporation (a)	5,175	326,284

Trading Companies & Distributors - 2.6%
WESCO International, Inc. (a)	14,760	963,976

Wireless Telecommunication Services - 1.6%
MetroPCS Communications, Inc. (a)	66,625	600,958

TOTAL COMMON STOCKS
(Cost $32,116,311)		36,117,109

	SHORT-TERM INVESTMENTS - 4.1%
	Money Market Funds (c) - 4.1%
	Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	443,384	443,384
	Federated Government Obligations Fund - Institutional Shares, 0.01%	1,101,553	1,101,553

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,544,937)		1,544,937

	Total Investments - 100.1%		37,662,046
	(Cost $33,661,248)
	Liabilities in Excess of Other Assets - (0.1)%		(43,330)
	TOTAL NET ASSETS - 100.0%		$37,618,716

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$33,661,248
	Gross unrealized appreciation	$4,782,294
	Gross unrealized depreciation	(781,496)
	Net unrealized appreciation	$4,000,798

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and
	has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Aerospace & Defense - 2.8%
Honeywell International Inc.	34,400	$2,100,120
Rockwell Collins, Inc.	25,400	1,462,024
		3,562,144
Auto Components - 0.7%
Gentex Corporation	35,000	857,500

Banks - 9.0%
Comerica Incorporated	56,900	1,841,284
Cullen/Frost Bankers, Inc.	38,350	2,231,587
Glacier Bancorp, Inc.	60,000	896,400
Hancock Holding Company	56,000	1,988,560
Prosperity Bancshares, Inc.	30,000	1,374,000
Texas Capital Bancshares, Inc. (a)	18,000	623,160
Wells Fargo & Company	70,000	2,389,800
		11,344,791
Beverages - 2.4%
The Coca-Cola Company	20,000	1,480,200
PepsiCo, Inc.	24,000	1,592,400
		3,072,600
Biotechnology - 2.3%
Amgen Inc.	14,000	951,860
Celgene Corporation (a)	25,000	1,938,000
		2,889,860
Chemicals - 6.3%
Airgas, Inc.	13,000	1,156,610
E. I. du Pont de Nemours and Company	40,000	2,116,000
FMC Corporation	26,000	2,752,360
Monsanto Company	24,000	1,914,240
		7,939,210
Commercial Services & Supplies - 0.8%
Waste Connections, Inc.	30,000	975,900

Communications Equipment - 0.7%
Cisco Systems, Inc.	43,600	922,140

Computers & Peripherals - 6.3%
Apple Inc.	4,350	2,607,694
EMC Corporation (a)	59,400	1,774,872
International Business Machines Corporation	10,000	2,086,500
NetApp, Inc. (a)	33,000	1,477,410
		7,946,476
Construction & Engineering - 0.6%
Foster Wheeler AG (a)(b)	35,000	796,600

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	23,260	1,991,754

Containers & Packaging - 1.2%
Ball Corporation	36,550	1,567,264

Diversified Financial Services - 2.2%
JPMorgan Chase & Co.	60,000	2,758,800

Electrical Equipment & Instruments - 3.8%
Emerson Electric Co.	37,600	1,961,968
Franklin Electric Co., Inc.	24,000	1,177,680
Roper Industries, Inc.	15,990	1,585,568
		4,725,216
Electronic Equipment & Instruments - 2.6%
National Instruments Corporation	49,300	1,406,036
Trimble Navigation Limited (a)	35,000	1,904,700
		3,310,736
Energy Equipment & Services - 0.5%
National Oilwell Varco Inc.	8,000	635,760

Food & Drug Retailing - 0.9%
Walgreen Company	33,000	1,105,170

Health Care Equipment & Supplies - 5.4%
Covidien plc (b)	30,000	1,640,400
DENTSPLY International Inc.	40,000	1,605,200
PerkinElmer, Inc.	70,000	1,936,200
Thermo Fisher Scientific, Inc.	28,000	1,578,640
		6,760,440
Hotels, Restaurants & Leisure - 0.8%
Yum! Brands, Inc.	14,000	996,520

Household Durables - 1.9%
Jarden Corporation	60,000	2,413,800

Household Products - 4.4%
Colgate-Palmolive Company	8,600	840,908
Kimberly-Clark Corporation	30,000	2,216,700
The Procter & Gamble Company	36,810	2,474,000
		5,531,608
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	13,000	793,130

Insurance - 0.6%
Prudential Financial, Inc.	12,000	760,680

Internet Catalog & Retail - 1.1%
Amazon.com, Inc. (a)	7,000	1,417,570

Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	45,000	1,651,500
Google Inc. - Class A (a)	3,000	1,923,720
		3,575,220
Machinery - 4.0%
Danaher Corporation	35,000	1,960,000
Pall Corporation	18,300	1,091,229
Valmont Industries, Inc.	17,000	1,995,970
		5,047,199
Marine - 1.8%
Kirby Corporation (a)	34,000	2,236,860

Media - 1.3%
Cinemark Holdings, Inc.	25,000	548,750
Time Warner Inc.	27,200	1,026,800
		1,575,550
Metals & Mining - 1.2%
Newmont Mining Corporation	13,000	666,510
Titanium Metals Corporation	60,000	813,600
		1,480,110

Oil & Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corporation	28,000	872,760
ConocoPhillips	30,000	2,280,300
Devon Energy Corporation	14,000	995,680
EOG Resources, Inc.	13,000	1,444,300
Exxon Mobil Corporation	30,070	2,607,971
Noble Energy, Inc.	10,000	977,800
Range Resources Corporation	15,000	872,100
SM Energy Company	8,000	566,160
		10,617,071
Pharmaceuticals - 6.3%
Abbott Laboratories	40,000	2,451,600
Allergan, Inc.	10,000	954,300
Johnson & Johnson	35,000	2,308,600
Pfizer Inc.	100,000	2,266,000
		7,980,500
Road & Rail - 1.4%
Kansas City Southern (a)	8,500	609,365
Union Pacific Corporation	11,000	1,182,280
		1,791,645
Software - 4.2%
Adobe Systems Incorporated (a)	45,000	1,543,950
Microsoft Corporation	43,000	1,386,750
Nuance Communications, Inc. (a)	45,000	1,151,100
Oracle Corporation	40,000	1,166,400
		5,248,200
Specialty Retail - 4.3%
PetSmart, Inc.	32,000	1,831,040
Tiffany & Co.	20,000	1,382,600
Tractor Supply Company	25,000	2,264,000
		5,477,640
Textiles, Apparel & Luxury Goods - 1.2%
VF Corporation	10,000	1,459,800

TOTAL COMMON STOCKS
(Cost $91,682,875)		121,565,464

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds (c) - 3.7%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	842,386	842,386
Federated Government Obligations Fund - Institutional Shares, 0.01%	3,768,946	3,768,946

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,611,332)		4,611,332

Total Investments - 100.1%		126,176,796
(Cost $96,294,207)
Liabilities in Excess of Other Assets - (0.1)%		(135,549)
TOTAL NET ASSETS - 100.0%		$126,041,247

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$96,294,207
Gross unrealized appreciation	$30,713,786
Gross unrealized depreciation	(831,197)
Net unrealized appreciation	$29,882,589

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Balanced Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 72.9%	Shares	Value
Aerospace & Defense - 1.5%
General Dynamics Corporation	1,400	$102,732
Rockwell Collins, Inc.	3,600	207,216
		309,948
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	2,600	209,872

Banks - 4.0%
Comerica Incorporated	9,500	307,420
Cullen/Frost Bankers, Inc.	3,900	226,941
Wells Fargo & Company	8,471	289,200
		823,561
Beverages - 2.2%
The Coca-Cola Company	2,900	214,629
PepsiCo, Inc.	3,600	238,860
		453,489
Biotechnology - 1.3%
Celgene Corporation (a)	3,400	263,568

Chemicals - 4.9%
Air Products and Chemicals, Inc.	1,900	174,420
Airgas, Inc.	3,000	266,910
E. I. du Pont de Nemours and Company	3,200	169,280
FMC Corporation	2,400	254,064
Monsanto Company	1,900	151,544
		1,016,218
Commercial Services & Supplies - 1.0%
Waste Management, Inc.	6,100	213,256

Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	22,000	126,500
Harris Corporation	2,200	99,176
		225,676
Computers & Peripherals - 5.1%
Apple Inc.	875	524,536
EMC Corporation (a)	8,600	256,968
International Business Machines Corporation	1,300	271,245
		1,052,749
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	2,700	231,201

Containers & Packaging - 1.2%
Ball Corporation	5,700	244,416

Diversified Financial Services - 0.8%
JPMorgan Chase & Co.	3,500	160,930

Diversified Telecommunication Services - 1.1%
AT&T Inc.	7,400	231,102

Electrical Equipment & Instruments - 0.8%
Emerson Electric Co.	3,200	166,976

Electronic Equipment & Instruments - 1.0%
National Instruments Corporation	7,500	213,900

Energy Equipment & Services - 0.9%
Schlumberger Limited (b)	2,700	188,811

Food & Drug Retailing - 3.0%
CVS Caremark Corporation	4,700	210,560
Walgreen Company	4,100	137,309
Wal-Mart Stores, Inc.	4,300	263,160
		611,029
Health Care Equipment & Supplies - 2.5%
Covidien plc (b)	4,600	251,528
PerkinElmer, Inc.	3,400	94,044
Thermo Fisher Scientific, Inc.	3,100	174,778
		520,350
Health Care Providers & Services - 2.4%
Catalyst Health Solutions, Inc. (a)	4,500	286,785
Express Scripts, Inc. (a)	3,800	205,884
		492,669
Household Products - 2.8%
Colgate-Palmolive Company	2,200	215,116
Kimberly-Clark Corporation	2,100	155,169
The Procter & Gamble Company	3,100	208,351
		578,636
Industrial Conglomerates - 0.6%
General Electric Company	5,900	118,413

Insurance - 0.8%
Prudential Financial, Inc.	2,600	164,814

Internet Catalog & Retail - 1.3%
Amazon.com, Inc. (a)	1,300	263,263

Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	5,100	187,170
Google Inc. - Class A (a)	350	224,434
		411,604
IT Consulting & Services - 2.0%
Accenture plc - Class A (b)	3,200	206,400
Automatic Data Processing, Inc.	3,700	204,203
		410,603
Machinery - 2.4%
Danaher Corporation	4,900	274,400
Pall Corporation	3,800	226,594
		500,994
Media - 3.9%
CBS Corporation - Class B	7,000	237,370
DIRECTTV - Class A (a)	3,300	162,822
Time Warner Inc.	5,800	218,950
The Walt Disney Company	4,000	175,120
		794,262
Metals & Mining - 0.5%
Commercial Metals Company	7,000	103,740

Multiline Retail - 0.8%
Kohl's Corporation	3,100	155,093

Oil & Gas & Consumable Fuels - 9.1%
Cabot Oil & Gas Corporation	5,000	155,850
Chevron Corporation	2,095	224,668
Devon Energy Corporation	2,400	170,688
EOG Resources, Inc.	1,900	211,090
Exxon Mobil Corporation	3,732	323,676
Pioneer Natural Resources Company	2,200	245,498
Range Resources Corporation	2,500	145,350
SM Energy Company	2,400	169,848
The Williams Companies, Inc.	7,700	237,237
		1,883,905
Personal Products - 0.8%
Avon Products, Inc.	8,500	164,560

Pharmaceuticals - 1.8%
Abbott Laboratories	4,100	251,289
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,500	112,650
		363,939
Software - 3.0%
Adobe Systems Incorporated (a)	6,700	229,877
Nuance Communications, Inc. (a)	9,000	230,220
Oracle Corporation	5,500	160,380
		620,477
Specialty Retail - 2.1%
The Home Depot, Inc.	4,400	221,364
O'Reilly Automotive, Inc. (a)	2,300	210,105
		431,469
Textiles, Apparel & Luxury Goods - 1.0%
VF Corporation	1,400	204,372

Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial Inc.	19,500	231,270

TOTAL COMMON STOCKS
(Cost $10,123,469)		15,031,135

	Principal
CORPORATE BONDS - 26.3%	Amount	Value
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
3.875%, 04/01/2014	$50,000	53,182

Banks - 1.5%
BB&T Corporation
2.05%, 04/28/2014
Callable 03/28/2014	100,000	101,992
Wells Fargo & Company:
3.75%, 10/01/2014	100,000	105,980
2.625%, 12/15/2016	100,000	102,358
		310,330
Beverages - 0.6%
The Coca-Cola Company
5.35%, 11/15/2017	100,000	119,067

Biotechnology - 1.0%
Celgene Corporation
2.45%, 10/15/2015	200,000	204,558

Capital Markets - 1.1%
The Bank of New York Mellon Corporation
3.10%, 01/15/2015	175,000	183,666
The Goldman Sachs Group, Inc.
5.50%, 11/15/2014	35,000	37,499
		221,165
Chemicals - 3.0%
Airgas, Inc.:
2.85%, 10/01/2013	100,000	102,428
3.25%, 10/01/2015	125,000	130,111
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	75,000	80,212
Eastman Chemical Company
3.00%, 12/15/2015	200,000	207,590
Praxair, Inc.
2.125%, 06/14/2013	100,000	101,604
		621,945
Computers & Peripherals - 1.6%
Dell Inc.
1.40%, 09/10/2013	100,000	101,035
Hewlett-Packard Company
3.00%, 09/15/2016	75,000	77,120
International Business Machines Corporation
2.10%, 05/06/2013	150,000	152,713
		330,868
Containers & Packaging - 0.4%
Ball Corporation
7.125%, 09/01/2016
Callable 09/01/2013	75,000	82,125

Diversified Financial Services - 0.9%
JPMorgan Chase & Co.:
1.65%, 09/30/2013	100,000	101,028
2.05%, 01/24/2014	75,000	76,333
		177,361
Diversified Telecommunication Services - 1.2%
AT&T Inc.
5.10%, 09/15/2014	125,000	137,669
Verizon Communications Inc.
3.00%, 04/01/2016	100,000	105,882
		243,551
Electric Utilities - 1.2%
Duke Energy Corporation
3.95%, 09/15/2014	185,000	198,146
Georgia Power Company
1.30%, 09/15/2013	50,000	50,538
		248,684
Electrical Equipment & Instruments - 0.4%
Emerson Electric Co.
4.50%, 05/01/2013	75,000	78,086

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.
2.50%, 07/15/2013	180,000	182,910

Food & Drug Retailing - 0.8%
CVS Caremark Corporation:
3.25%, 05/18/2015	50,000	53,035
5.75%, 06/01/2017	100,000	118,144
		171,179
Food Products - 1.1%
Kraft Foods Inc.
2.625%, 05/08/2013	175,000	178,409
McCormick & Company, Incorporated
5.25%, 09/01/2013	50,000	52,976
		231,385
Health Care Equipment & Supplies - 0.8%
Covidien International Finance S.A. (b)
2.80%, 06/15/2015	50,000	52,131
Thermo Fisher Scientific, Inc.
3.20%, 05/01/2015	110,000	116,687
		168,818
Health Care Providers & Services - 0.5%
McKesson Corporation
3.25%, 03/01/2016	100,000	107,221

Insurance - 0.5%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	100,000	110,906

Machinery - 0.6%
Danaher Corporation
1.30%, 06/23/2014	125,000	127,057

Media - 1.4%
DIRECTTV Holdings LLC
3.55%, 03/15/2015	100,000	105,677
Time Warner Inc.
3.15%, 07/15/2015	175,000	185,473
		291,150
Oil & Gas & Consumable Fuels - 3.2%
Apache Corporation
5.625%, 01/15/2017	75,000	88,282
ConocoPhillips
5.50%, 04/15/2013	100,000	105,045
EOG Resources, Inc.
6.125%, 10/01/2013	100,000	107,642
Noble Drilling Corporation (b)
3.05%, 03/01/2016	160,000	164,962
Noble Energy, Inc.
5.25%, 04/15/2014	100,000	107,021
Occidental Petroleum Corporation
1.45%, 12/13/2013	75,000	76,131
		649,083
Pharmaceuticals - 1.0%
Teva Pharmaceutical Industries Ltd. (b):
1.70%, 03/21/2014	75,000	75,979
3.00%, 06/15/2015	125,000	131,668
		207,647
Semiconductor Equipment & Products - 0.5%
National Semiconductor Corporation
3.95%, 04/15/2015	100,000	108,844

	Software - 1.8%
	Adobe Systems Incorporated
	3.25%, 02/01/2015	200,000	211,462
	Oracle Corporation
	3.75%, 07/08/2014	150,000	160,584
			372,046
	TOTAL CORPORATE BONDS
	(Cost $5,239,544)		5,419,168

	SHORT-TERM INVESTMENTS - 0.7%
	Money Market Fund (c) - 0.7%
	Federated Government Obligations Fund - Institutional Shares, 0.01%	152,541	152,541

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $152,541)		152,541

	Total Investments - 99.9%		20,602,844
	(Cost $15,515,554)
	Other Assets in Excess of Liabilities - 0.1%		24,115
	TOTAL NET ASSETS - 100.0%		$20,626,959

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments	$15,515,554
	Gross unrealized appreciation	$5,153,487
	Gross unrealized depreciation	(66,197)
	Net unrealized appreciation	$5,087,290

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in
	the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use
	by U.S. Bancorp Fund Services, LLC.

LKCM Fixed Income Fund
Schedule of Investments
March 31, 2012 (Unaudited)
	Principal
CORPORATE BONDS - 91.6%	Amount	Value
Aerospace & Defense - 2.3%
General Dynamics Corporation:
5.25%, 02/01/2014	$225,000	$244,162
5.375%, 08/15/2015	1,375,000	1,576,886
Lockheed Martin Corporation:
7.65%, 05/01/2016	1,250,000	1,519,724
3.35%, 09/15/2021	525,000	526,982
Rockwell Collins, Inc.
4.75%, 12/01/2013	430,000	452,339
		4,320,093
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
3.875%, 04/01/2014	625,000	664,783

Banks - 5.3%
BB&T Capital Trust IV
6.82%, 06/12/2057
Callable 06/12/2037	2,000,000	2,027,500
BB&T Corporation
3.20%, 03/15/2016
Callable 02/16/2016	3,080,000	3,240,727
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,086,065
5.375%, 06/15/2014	1,025,000	1,071,822
Branch Banking & Trust Company (b)
0.79355%, 09/13/2016	1,775,000	1,672,818
Wells Fargo & Company
2.625%, 12/15/2016	1,000,000	1,023,580
		10,122,512
Beverages - 1.3%
The Coca-Cola Company:
3.625%, 03/15/2014	400,000	423,364
5.35%, 11/15/2017	1,500,000	1,786,005
PepsiCo, Inc.
7.90%, 11/01/2018	214,000	288,022
		2,497,391
Biotechnology - 4.8%
Amgen Inc.
2.50%, 11/15/2016	1,815,000	1,867,168
Celgene Corporation
2.45%, 10/15/2015	4,494,000	4,596,423
Gilead Sciences, Inc.
2.40%, 12/01/2014	2,500,000	2,588,035
		9,051,626
Building Products - 1.6%
Masco Corporation:
5.875%, 07/15/2012	1,645,000	1,657,640
7.125%, 03/15/2020	1,350,000	1,445,442
		3,103,082

Capital Markets - 2.5%
The Bank of New York Mellon Corporation
3.10%, 01/15/2015	738,000	774,546
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	1,065,024
Morgan Stanley:
4.50%, 08/30/2015	1,000,000	995,286
5.00%, 08/31/2025
Callable 05/31/2012	2,000,000	1,977,076
		4,811,932
Chemicals - 5.6%
Airgas, Inc.:
2.85%, 10/01/2013	1,160,000	1,188,160
3.25%, 10/01/2015	2,794,000	2,908,241
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	1,775,000	1,898,343
Eastman Chemical Company
3.00%, 12/15/2015	2,625,000	2,724,624
The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,750,494
Praxair, Inc.
5.25%, 11/15/2014	200,000	222,958
		10,692,820
Commercial Services & Supplies - 0.6%
Republic Services, Inc.
5.50%, 09/15/2019	1,000,000	1,158,997

Communications Equipment - 2.4%
Cisco Systems, Inc.:
2.90%, 11/17/2014	340,000	360,265
5.50%, 02/22/2016	1,000,000	1,161,545
4.95%, 02/15/2019	700,000	809,301
Harris Corporation:
5.00%, 10/01/2015	1,088,000	1,190,576
6.375%, 06/15/2019	900,000	1,042,036
		4,563,723
Computers & Peripherals - 4.5%
Dell Inc.
5.625%, 04/15/2014	750,000	822,692
Hewlett-Packard Company:
6.50%, 07/01/2012	700,000	709,335
4.50%, 03/01/2013	1,295,000	1,338,453
1.55%, 05/30/2014	1,000,000	1,007,783
3.00%, 09/15/2016	2,675,000	2,750,620
International Business Machines Corporation
5.70%, 09/14/2017	1,500,000	1,808,388
		8,437,271
Containers & Packaging - 3.0%
Ball Corporation:
7.125%, 09/01/2016
Callable 09/01/2013	1,825,000	1,998,375
5.75%, 05/15/2021
Callable 11/15/2015	2,000,000	2,135,000
Packaging Corp. of America
5.75%, 08/01/2013	1,500,000	1,576,116
		5,709,491
Diversified Financial Services - 1.8%
JPMorgan Chase & Co.
4.25%, 10/15/2020	3,325,000	3,410,423

Diversified Telecommunication Services - 5.5%
AT&T Inc.
5.10%, 09/15/2014	1,750,000	1,927,366
CenturyLink, Inc.:
5.15%, 06/15/2017	2,000,000	2,064,472
6.15%, 09/15/2019	1,402,000	1,457,628
6.45%, 06/15/2021	2,000,000	2,056,566
Verizon Communications Inc.:
5.25%, 04/15/2013	275,000	288,378
5.55%, 02/15/2016	1,000,000	1,149,558
3.00%, 04/01/2016	490,000	518,824
5.50%, 02/15/2018	875,000	1,026,861
		10,489,653
Electric Utilities - 0.6%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,158,350

Electrical Equipment & Instruments - 0.2%
Emerson Electric Co.
4.50%, 05/01/2013	425,000	442,485

Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc.
2.50%, 07/15/2013	1,400,000	1,422,634

Energy Equipment & Services - 0.9%
Weatherford International, Inc.
6.35%, 06/15/2017	1,550,000	1,791,859

Food & Drug Retailing - 4.2%
CVS Caremark Corporation:
4.875%, 09/15/2014	330,000	362,498
3.25%, 05/18/2015	1,000,000	1,060,698
5.75%, 06/01/2017	2,750,000	3,248,968
Sysco Corporation
4.20%, 02/12/2013	1,175,000	1,209,987
Walgreen Company
4.875%, 08/01/2013	1,955,000	2,070,138
		7,952,289
Food Products - 1.2%
Kraft Foods Inc.
2.625%, 05/08/2013	750,000	764,609
McCormick & Company, Incorporated
5.25%, 09/01/2013	1,450,000	1,536,311
		2,300,920
Health Care Equipment & Supplies - 2.6%
Covidien International Finance S.A. (a)
1.875%, 06/15/2013	1,550,000	1,567,149
DENTSPLY International Inc.
2.75%, 08/15/2016	1,446,000	1,455,046
Medtronic, Inc.
4.50%, 03/15/2014	900,000	965,062
Thermo Fisher Scientific, Inc.
3.25%, 11/20/2014	900,000	957,147
		4,944,404

Health Care Providers & Services - 1.9%
Express Scripts, Inc.
6.25%, 06/15/2014	1,000,000	1,099,905
McKesson Corporation
3.25%, 03/01/2016	2,275,000	2,439,271
		3,539,176
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corporation
5.35%, 03/01/2018	1,000,000	1,198,302

Household Durables - 2.5%
Jarden Corporation:
8.00%, 05/01/2016
Callable 05/01/2013	1,000,000	1,086,250
7.50%, 05/01/2017	1,900,000	2,099,500
7.50%, 01/15/2020
Callable 01/15/2015	1,340,000	1,460,600
		4,646,350
Household Products - 0.6%
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	775,000	1,124,236

Insurance - 1.5%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	1,225,000	1,358,601
Prudential Financial, Inc.
3.625%, 09/17/2012	1,375,000	1,392,736
		2,751,337
IT Consulting & Services - 0.6%
Western Union Company
5.93%, 10/01/2016	1,000,000	1,154,205

Media - 3.4%
DIRECTTV Holdings LLC
3.55%, 03/15/2015	1,265,000	1,336,817
Time Warner Inc.
3.15%, 07/15/2015	3,175,000	3,365,001
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,770,393
		6,472,211
Metals & Mining - 0.3%
Alcoa Inc.
5.55%, 02/01/2017	500,000	549,846

Multiline Retail - 2.7%
Family Dollar Stores, Inc.
5.00%, 02/01/2021	4,500,000	4,714,551
Kohl's Corporation
6.25%, 12/15/2017	282,000	336,215
		5,050,766

Oil & Gas & Consumable Fuels - 14.1%
Anadarko Petroleum Corporation:
5.95%, 09/15/2016	2,000,000	2,308,080
6.375%, 09/15/2017	2,000,000	2,379,228
Devon Energy Corporation
2.40%, 07/15/2016
Callable 06/15/2016	1,830,000	1,881,895
Enterprise Products Operating LLC:
4.60%, 08/01/2012	1,525,000	1,545,354
3.20%, 02/01/2016	1,845,000	1,943,043
4.05%, 02/15/2022	2,000,000	2,075,278
EOG Resources, Inc.:
6.125%, 10/01/2013	1,500,000	1,614,631
2.95%, 06/01/2015	1,200,000	1,267,525
Kinder Morgan Energy Partners, L.P.
4.15%, 03/01/2022	2,000,000	2,022,158
Noble Energy, Inc.:
5.25%, 04/15/2014	1,500,000	1,605,320
4.15%, 12/15/2021
Callable 09/15/2021	1,000,000	1,024,111
Noble Holding International Ltd (a)
3.45%, 08/01/2015	3,665,000	3,861,569
Peabody Energy Corporation
6.50%, 09/15/2020	2,500,000	2,512,500
Range Resources Corporation
8.00%, 05/15/2019
Callable 05/15/2014	500,000	551,250
5.00%, 08/15/2022
Callable 02/15/2017	100,000	98,875
		26,690,817
Pharmaceuticals - 3.0%
Eli Lilly & Company
4.20%, 03/06/2014	950,000	1,013,315
Teva Pharmaceutical Industries Ltd. (a):
1.70%, 03/21/2014	425,000	430,546
3.00%, 06/15/2015	2,030,000	2,138,296
5.55%, 02/01/2016	1,860,000	2,109,493
		5,691,650
Road & Rail - 0.6%
Burlington Northern Santa Fe Corporation
5.65%, 05/01/2017	185,000	215,515
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	826,144
		1,041,659
Semiconductor Equipment & Products - 2.8%
Analog Devices, Inc.
3.00%, 04/15/2016	1,050,000	1,106,860
Applied Materials, Inc.
2.65%, 06/15/2016	1,717,000	1,782,998
National Semiconductor Corporation
3.95%, 04/15/2015	2,275,000	2,476,194
		5,366,052

Software - 3.2%
Adobe Systems Incorporated
3.25%, 02/01/2015	2,175,000	2,299,645
Microsoft Corporation
2.95%, 06/01/2014	1,910,000	2,014,431
Oracle Corporation
3.75%, 07/08/2014	1,650,000	1,766,427
		6,080,503
Specialty Retail - 1.7%
Lowe's Companies, Inc.
5.00%, 10/15/2015	525,000	591,022
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,070,667
The Sherwin-Williams Company
3.125%, 12/15/2014	1,450,000	1,535,649
		3,197,338
TOTAL CORPORATE BONDS
(Cost $163,993,532)		173,601,186

PREFERRED STOCKS - 2.4%	Shares	Value
Capital Markets - 1.4%
The Goldman Sachs Group, Inc. (b)
Callable 6/15/2012	40,000	776,400
Merrill Lynch Preferred Capital Trust III
Callable 6/15/2012	75,000	1,857,750
		2,634,150
Diversified Financial Services - 1.0%
JPMorgan Chase Capital XIV
Callable 6/15/2012	75,000	1,911,750

TOTAL PREFERRED STOCKS
(Cost $4,701,733)		4,545,900
	Principal
U.S. GOVERNMENT & AGENCY ISSUES - 2.7%	Amount	Value
Fannie Mae - 0.6%
5.00%, 03/15/2016	$1,000,000	1,157,410

Federal Home Loan Bank - 0.9%
5.50%, 08/13/2014	500,000	559,634
4.875%, 05/17/2017	1,000,000	1,187,228
		1,746,862
Freddie Mac - 0.3%
5.125%, 11/17/2017	500,000	600,759

U.S. Treasury Notes - 0.9%
4.25%, 11/15/2014	500,000	548,907
4.25%, 08/15/2015	500,000	560,312
4.50%, 02/15/2016	500,000	571,484
		1,680,703
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $4,524,780)		5,185,734

SHORT-TERM INVESTMENTS - 2.3%
Corporate Bonds - 0.2%
Enterprise Products Operating LLC
4.60%, 08/01/2012	300,000	304,004

Money Market Fund (c) - 2.1%
Federated Government Obligations Fund - Institutional Shares, 0.01%	4,011,671	4,011,671

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,314,630)		4,315,675

Total Investments - 99.0%		187,648,495
(Cost $177,534,675)
Other Assets in Excess of Liabilities - 1.0%		1,817,842
TOTAL NET ASSETS - 100.0%	171350671	$189,466,337

(a) U.S. Dollar-denominated foreign security.
(b) Floating rate.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$177,534,675
Gross unrealized appreciation	$10,477,920
Gross unrealized depreciation	(364,100)
Net unrealized appreciation	$10,113,820

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Aerospace & Defense - 1.6%
Honeywell International Inc.	12,000	$732,600

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	8,500	556,665

Auto Components - 1.5%
The Goodyear Tire & Rubber Company (a)	60,000	673,200

Banks - 6.8%
BOK Financial Corporation	20,000	1,125,600
Cullen/Frost Bankers, Inc.	17,500	1,018,325
Wells Fargo & Company	30,000	1,024,200
		3,168,125
Beverages - 2.3%
The Coca-Cola Company	10,000	740,100
PepsiCo, Inc.	5,000	331,750
		1,071,850
Building Products - 0.8%
Masco Corporation	27,500	367,675

Chemicals - 7.2%
Celanese Corporation - Series A	16,000	738,880
FMC Corporation	12,000	1,270,320
Monsanto Company	12,500	997,000
Praxair, Inc.	3,000	343,920
		3,350,120
Commercial Services & Supplies - 2.6%
Robert Half International, Inc.	17,500	530,250
Waste Management, Inc.	20,000	699,200
		1,229,450
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	85,000	488,750

Computers & Peripherals - 6.3%
EMC Corporation (a)	40,000	1,195,200
International Business Machines Corporation	4,020	838,773
NetApp, Inc. (a)	20,000	895,400
		2,929,373
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	11,500	510,255

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	8,500	727,855

Distributors - 2.0%
LKQ Corporation (a)	30,000	935,100

Diversified Financial Services - 2.5%
JPMorgan Chase & Co.	25,000	1,149,500

Diversified Telecommunication Services - 2.7%
AT&T Inc.	25,000	780,750
Verizon Communications Inc.	12,500	477,875
		1,258,625
Electrical Equipment & Instruments - 3.6%
Emerson Electric Co.	8,000	417,440
Roper Industries, Inc.	12,500	1,239,500
		1,656,940
Electronic Equipment & Instruments - 1.8%
National Instruments Corporation	30,000	855,600

Energy Equipment & Services - 2.3%
Nabors Industries Ltd. (a) (b)	6,800	118,932
Noble Corporation (b)	10,000	374,700
Schlumberger Limited (b)	8,400	587,412
		1,081,044
Food & Drug Retailing - 3.2%
CVS Caremark Corporation	20,000	896,000
The Kroger Co.	25,000	605,750
		1,501,750
Health Care Equipment & Supplies - 4.1%
Covidien plc (b)	20,000	1,093,600
DENTSPLY International Inc.	20,000	802,600
		1,896,200
Health Care Providers & Services - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	55,000	913,000

Industrial Power Producers & Energy Traders - 2.0%
Duke Energy Corporation	45,000	945,450

Insurance - 5.3%
HCC Insurance Holdings, Inc.	30,000	935,100
MetLife, Inc.	15,000	560,250
Prudential Financial, Inc.	15,000	950,850
		2,446,200
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	25,000	917,500

IT Consulting & Services - 2.9%
Accenture plc - Class A (b)	10,000	645,000
Western Union Company	40,000	704,000
		1,349,000
Machinery - 3.1%
Danaher Corporation	15,000	840,000
Pall Corporation	10,000	596,300
		1,436,300
Media - 2.2%
Cinemark Holdings, Inc.	20,000	439,000
Time Warner Inc.	15,000	566,250
		1,005,250
Metals & Mining - 1.6%
Commercial Metals Company	51,300	760,266

Multiline Retail - 1.9%
Kohl's Corporation	17,500	875,525

Oil & Gas & Consumable Fuels - 10.9%
Cabot Oil & Gas Corporation	20,000	623,400
ConocoPhillips	8,000	608,080
Denbury Resources Inc. (a)	35,000	638,050
Exxon Mobil Corporation	4,000	346,920
Peabody Energy Corporation	15,000	434,400
Range Resources Corporation	10,000	581,400
SM Energy Company	12,500	884,625
The Williams Companies, Inc.	30,000	924,300
		5,041,175
Software - 4.6%
Adobe Systems Incorporated (a)	32,500	1,115,075
Nuance Communications, Inc. (a)	40,000	1,023,200
		2,138,275
Specialty Retail - 2.4%
Foot Locker, Inc.	15,000	465,750
The Home Depot, Inc.	12,800	643,968
		1,109,718
Thrifts & Mortgage Finance - 1.5%
Capitol Federal Financial Inc.	60,000	711,600

TOTAL COMMON STOCKS
(Cost $34,358,133)		45,789,936

SHORT-TERM INVESTMENTS - 1.7%
Money Market Fund (c) - 1.7%
Federated Government Obligations Fund - Institutional Shares, 0.01%	784,652	784,652

TOTAL SHORT-TERM INVESTMENTS
(Cost $784,652)		784,652

Total Investments - 100.4%		46,574,588
(Cost $35,142,785)
Liabilities in Excess of Other Assets - (0.4)%		(172,431)
TOTAL NET ASSETS - 100.0%		$46,402,157

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$35,142,785
Gross unrealized appreciation	$12,040,127
Gross unrealized depreciation	(608,324)
Net unrealized appreciation	$11,431,803

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Growth Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace & Defense - 1.5%
Rockwell Collins, Inc.	10,000	$575,600

Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	7,000	458,430
FedEx Corp.	5,000	459,800
		918,230
Banks - 2.9%
Cullen/Frost Bankers, Inc.	10,000	581,900
Texas Capital Bancshares, Inc. (a)	15,000	519,300
		1,101,200
Beverages - 1.9%
The Coca-Cola Company	10,000	740,100

Capital Markets - 3.2%
Lazard Ltd. - Class A (b)	15,000	428,400
T. Rowe Price Group Inc.	12,000	783,600
		1,212,000
Chemicals - 4.4%
FMC Corporation	10,000	1,058,600
Monsanto Company	8,000	638,080
		1,696,680
Communications Equipment - 3.2%
F5 Networks, Inc. (a)	6,000	809,760
Riverbed Technology, Inc. (a)	15,000	421,200
		1,230,960
Computers & Peripherals - 9.6%
Apple Inc.	2,000	1,198,940
EMC Corporation (a)	30,000	896,400
International Business Machines Corporation	5,000	1,043,250
NetApp, Inc. (a)	12,000	537,240
		3,675,830
Consumer Finance - 1.5%
American Express Company	10,000	578,600

Distributors - 0.8%
LKQ Corporation (a)	10,000	311,700

Electrical Equipment & Instruments - 4.2%
AMETEK, Inc.	5,000	242,550
Emerson Electric Co.	15,000	782,700
Roper Industries, Inc.	6,000	594,960
		1,620,210
Electronic Equipment & Instruments - 2.9%
National Instruments Corporation	18,000	513,360
Trimble Navigation Limited (a)	11,000	598,620
		1,111,980
Energy Equipment & Services - 3.9%
CARBO Ceramics Inc.	5,000	527,250
Dril-Quip, Inc. (a)	5,000	325,100
National Oilwell Varco Inc.	8,000	635,760
		1,488,110

Food & Drug Retailing - 2.4%
Costco Wholesale Corporation	10,000	908,000

Health Care Equipment & Supplies - 2.9%
Covidien plc (b)	10,000	546,800
DENTSPLY International Inc.	14,000	561,820
		1,108,620
Health Care Providers & Services - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	20,000	332,000
Express Scripts, Inc. (a)	8,000	433,440
		765,440
Hotels, Restaurants & Leisure - 1.9%
Yum! Brands, Inc	10,000	711,800

Household Products - 3.3%
Colgate-Palmolive Company	6,000	586,680
The Procter & Gamble Company	10,000	672,100
		1,258,780
Internet Catalog & Retail - 1.6%
Amazon.com, Inc. (a)	3,000	607,530

Internet Software & Services - 3.8%
Akamai Technologies, Inc. (a)	22,000	807,400
Google Inc. - Class A (a)	1,000	641,240
		1,448,640
Machinery - 4.7%
Danaher Corporation	16,000	896,000
Valmont Industries, Inc.	5,000	587,050
Westport Innovations Inc. (a) (b)	8,000	327,360
		1,810,410
Metals & Mining - 3.1%
Carpenter Technology Corporation	5,000	261,150
Commercial Metals Company	25,000	370,500
Reliance Steel & Aluminum Co.	10,000	564,800
		1,196,450
Oil & Gas & Consumable Fuels - 10.5%
Cabot Oil & Gas Corporation	26,000	810,420
Devon Energy Corporation	6,000	426,720
EOG Resources, Inc.	5,000	555,500
Gulfport Energy Corporation (a)	15,000	436,800
Oasis Petroleum Inc. (a)	10,000	308,300
Pioneer Natural Resources Company	3,500	390,565
Range Resources Corporation	10,000	581,400
SM Energy Company	7,000	495,390
		4,005,095
Pharmaceuticals - 2.5%
Abbott Laboratories	8,000	490,320
Allergan, Inc.	5,000	477,150
		967,470
Software - 9.6%
Aspen Technology, Inc. (a)	30,000	615,900
Citrix Systems, Inc. (a)	7,000	552,370
Nuance Communications, Inc. (a)	18,000	460,440
Pegasystems Inc.	12,000	457,920
TIBCO Software Inc. (a)	30,000	915,000
VMware, Inc. - Class A (a)	6,000	674,220
		3,675,850

Specialty Retail - 8.3%
Genesco Inc. (a)	10,000	716,500
O'Reilly Automotive, Inc. (a)	8,000	730,800
Tractor Supply Company	9,000	815,040
Ulta Salon, Cosmetics & Fragrance, Inc.	10,000	928,900
		3,191,240
TOTAL COMMON STOCKS
(Cost $26,181,010)		37,916,525

SHORT-TERM INVESTMENTS - 1.2%
Money Market Fund (c) - 1.2%
Federated Government Obligations Fund - Institutional Shares, 0.01%	452,866	452,866

TOTAL SHORT-TERM INVESTMENTS
(Cost $452,866)		452,866

Total Investments - 100.2%		38,369,391
(Cost $26,633,876)
Liabilities in Excess of Other Assets - (0.2)%		(91,483)
TOTAL NET ASSETS - 100.0%		$38,277,908

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$26,633,876
Gross unrealized appreciation	$11,928,805
Gross unrealized depreciation	(193,290)
Net unrealized appreciation	$11,735,515

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Small Cap Fund
Schedule of Investments
March 31, 2012 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Aerospace & Defense - 1.5%
Hexcel Corporation (a)	8,225	$197,482

Air Freight & Logistics - 1.1%
UTI Worldwide, Inc. (b)	8,225	141,717

Auto Components - 1.6%
Group 1 Automotive, Inc.	3,575	200,807

Banks - 6.1%
Community Bank System, Inc.	3,325	95,694
First Horizon National Corporation	13,705	142,258
Home Bancshares Inc.	3,850	102,448
Prosperity Bancshares, Inc.	3,125	143,125
Texas Capital Bancshares, Inc. (a)	4,500	155,790
Umpqua Holdings Corporation	11,025	149,499
		788,814
Capital Markets - 1.3%
Greenhill & Co., Inc.	3,775	164,741

Commercial Services & Supplies - 1.2%
Insperity, Inc.	5,225	160,094

Communications Equipment - 6.1%
Brocade Communications Systems, Inc. (a)	24,725	142,169
Ciena Corporation (a)	8,550	138,424
Infinera Corporation (a)	14,100	114,492
Ixia (a)	8,350	104,292
Loral Space & Communications Inc. (a)	1,600	127,360
NICE Systems Limited - ADR (a) (b)	4,225	166,042
		792,779
Consumer Finance - 2.5%
Cash America International, Inc.	3,400	162,962
First Cash Financial Services, Inc. (a)	3,900	167,271
		330,233
Containers & Packaging - 1.0%
Silgan Holdings Inc.	3,000	132,600

Diversified Consumer Services - 1.1%
American Public Education Inc. (a)	3,675	139,650

Electrical Equipment & Instruments - 5.2%
Belden Inc.	4,000	151,640
Franklin Electric Co., Inc.	2,800	137,396
Thermon Group Holdings Inc. (a)	5,225	106,851
II-VI, Incorporated (a)	5,375	127,119
Woodward Inc.	3,450	147,763
		670,769
Electronic Equipment & Instruments - 4.1%
Anixter International Inc. (a)	2,250	163,192
Maxwell Technologies, Inc. (a)	8,825	161,762
Mercury Computer Systems, Inc. (a)	7,275	96,394
National Instruments Corporation	3,650	104,098
		525,446

Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (a)	2,125	95,391
CARBO Ceramics Inc.	1,075	113,359
		208,750
Health Care Equipment & Supplies - 6.3%
Cyberonics, Inc. (a)	4,150	158,240
DexCom Inc. (a)	8,900	92,827
Endologix, Inc. (a)	11,025	161,516
MWI Veterinary Supply, Inc. (a)	1,875	165,000
Zoll Medical Corporation (a)	2,525	233,891
		811,474
Health Care Providers & Services - 4.9%
Catalyst Health Solutions, Inc. (a)	2,565	163,467
Computer Programs and Systems, Inc.	2,700	152,604
HMS Holdings Corporation (a)	5,175	161,512
Team Health Holdings, Inc. (a)	7,650	157,284
		634,867
Household Durables - 1.3%
Select Comfort Corporation (a)	5,325	172,477

Industrial Conglomerates - 0.8%
Raven Industries, Inc.	1,800	109,818

Insurance - 1.3%
AmTrust Financial Services, Inc.	6,150	165,312

Internet Software & Services - 2.9%
The Active Network, Inc. (a)	8,725	146,842
LivePerson, Inc. (a)	7,305	122,505
LogMeIn, Inc. (a)	2,900	102,167
		371,514
Machinery - 7.8%
Actuant Corporation - Class A	5,225	151,473
Astec Industries, Inc. (a)	3,900	142,272
Chart Industries, Inc. (a)	2,075	152,160
CLARCOR Inc.	2,800	137,452
EnPro Industries, Inc. (a)	3,300	135,630
The Middleby Corporation (a)	1,525	154,299
Westport Innovations Inc. (a) (b)	3,325	136,059
		1,009,345
Marine - 1.1%
Kirby Corporation (a)	2,125	139,804

Media - 0.8%
Cinemark Holdings, Inc.	5,000	109,750

Metals & Mining - 3.7%
Carpenter Technology Corporation	3,825	199,780
Commercial Metals Company	7,475	110,779
Haynes International, Inc.	2,625	166,294
		476,853
Oil & Gas & Consumable Fuels - 6.8%
Approach Resources Inc. (a)	6,300	232,785
Gulfport Energy Corporation (a)	4,660	135,699
Kodiak Oil & Gas Corporation (a) (b)	10,500	104,580
Northern Oil & Gas, Inc. (a)	4,775	99,033
Oasis Petroleum Inc. (a)	4,150	127,945
Rosetta Resources, Inc. (a)	3,825	186,507
		886,549

	Real Estate - 0.8%
	FirstService Corporation (a) (b)	3,466	106,198

	Semiconductor Equipment & Products - 1.4%
	Cirrus Logic, Inc. (a)	7,800	185,640

	Software - 5.8%
	ACI Worldwide, Inc. (a)	2,625	105,709
	Aspen Technology, Inc. (a)	8,775	180,151
	Interactive Intelligence Group, Inc. (a)	4,775	145,685
	MicroStrategy Incorporated - Class A (a)	1,150	161,000
	Pegasystems Inc.	4,275	163,134
			755,679
	Specialty Retail - 8.7%
	bebe stores, inc.	7,250	66,918
	DSW Inc. - Class A	2,479	135,775
	Genesco Inc. (a)	2,425	173,751
	GNC Holdings, Inc. - Class A	4,100	143,049
	Hibbett Sports Inc. (a)	3,400	185,470
	Monro Muffler Brake, Inc.	3,625	150,401
	Sonic Automotive, Inc. - Class A	9,325	167,011
	Vera Bradley, Inc. (a)	3,575	107,929
			1,130,304
	Textiles, Apparel & Luxury Goods - 2.9%
	Crocs, Inc. (a)	7,075	148,009
	The Children's Place Retail Stores, Inc. (a)	2,040	105,407
	The Warnaco Group, Inc. (a)	2,200	128,480
			381,896
	Thrifts & Mortgage Finance - 1.1%
	Capitol Federal Financial Inc.	12,175	144,395

	Trading Companies & Distributors - 2.6%
	Kaman Corporation	3,100	105,245
	WESCO International, Inc. (a)	3,450	225,320
			330,565
	Wireless Telecommunication Services - 0.8%
	Leap Wireless International, Inc. (a)	11,800	103,014

	TOTAL COMMON STOCKS
	(Cost $11,044,513)		12,479,336

	SHORT-TERM INVESTMENTS - 3.7%
	Money Market Funds (c) - 3.7%
	Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	176,186	176,186
	Federated Government Obligations Fund - Institutional Shares, 0.01%	310,964	310,964

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $487,150)		487,150

	Total Investments - 99.9%		12,966,486
	(Cost $11,531,663)
	Other Assets in Excess of Liabilities - 0.1%		6,982
	TOTAL NET ASSETS - 100.0%		$12,973,468

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$11,531,663
Gross unrealized appreciation	$1,591,310
Gross unrealized depreciation	(156,487)
Net unrealized appreciation	$1,434,823

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2012

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price taken from the exchange where the security is primarily traded. Nasdaq National Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Debt securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of daily quotes or matrix evaluations provided by an independent pricing service. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the
Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser. The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may also use independent pricing services to assist in pricing portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2012:

LKCM Small Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$937,569,193	$-	$-	$937,569,193
Money Market Funds	39,568,173	-	-	39,568,173
Total Investments*	$977,137,366	$-	$-	$977,137,366

LKCM Small-Mid Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$36,117,109	$-	$-	$36,117,109
Money Market Funds	1,544,937	-	-	1,544,937
Total Investments*	$37,662,046	$-	$-	$37,662,046

LKCM Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$121,565,464	$-	$-	$121,565,464
Money Market Funds	4,611,332	-	-	4,611,332
Total Investments*	$126,176,796	$-	$-	$126,176,796

LKCM Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$15,031,135	$-	$-	$15,031,135
Corporate Bonds	-	5,419,168	-	5,419,168
Money Market Fund	152,541	-	-	152,541
Total Investments*	$15,183,676	$5,419,168	$-	$20,602,844

LKCM Fixed Income Fund

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks	$4,545,900	$-	$-	$4,545,900
Corporate Bonds	-	173,905,190	-	173,905,190
U.S. Government & Agency Issues	-	5,185,734	-	5,185,734
Money Market Fund	4,011,671	-	-	4,011,671
Total Investments*	$8,557,571	$179,090,924	$-	$187,648,495

LKCM Aquinas Value Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$45,789,936	$-	$-	$45,789,936
Money Market Fund	784,652	-	-	784,652
Total Investments*	$46,574,588	$-	$-	$46,574,588

LKCM Aquinas Growth Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$37,916,525	$-	$-	$37,916,525
Money Market Fund	452,866	-	-	452,866
Total Investments*	$38,369,391	$-	$-	$38,369,391

LKCM Aquinas Small Cap Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,479,336	$-	$-	$12,479,336
Money Market Funds	487,150	-	-	487,150
Total Investments*	$12,966,486	$-	$-	$12,966,486

* Additional information regarding the industry and/or geographical classifications of these investments is disclosed in the
Schedule of Investments.

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure
Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic
820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title)  /s/ J. Luther King, Jr.
        J. Luther King, Jr., President

Date  May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title   /s/ J. Luther King, Jr.
    J. Luther King, Jr., President

Date  May 24, 2012

By (Signature and Title)  /s/ Jacob D. Smith
                                            Jacob D. Smith, Chief Financial Officer

Date  May 24, 2012